Inventories - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2026	Dec. 31, 2025
Inventories [Line Items]
Opening Balance	R$ 208,091	R$ 208,091	R$ 97,934
(Provisions)/Reversals, net	141,635	72,469
Write-offs	31,478	37,978
Acquisition of subsidiaries		(38,481)
Exchange rate variations		3,580
Closing Balance		R$ 277,483	R$ 208,091